Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2016
Additional Information-Financial Statement Schedule I [Abstract]
Additional Information-Financial Statement Schedule I
CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(U.S. dollars in thousands)

	As of December 31,
	2015	2016
ASSETS

Current assets:
Cash and cash equivalents	$1,551	$616
Amounts due from subsidiaries - current	967	1,862
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	189	301

Total current assets	8,708	8,780
Accounts due from subsidiaries - non-current	1,151	1,151
Investments in subsidiaries and VIE	92,480	110,543
Deferred income tax assets	121	52

TOTAL ASSETS	$102,460	$120,526

TOTAL LIABILITIES AND EQUITY

Current liabilities:
Accrued expenses and other current liabilities	577	743
Deferred revenue-current	403	173

Total current liabilities	980	916

Total Liabilities	980	916

Equity:
Ordinary shares	30	30
Additional paid-in capital and subscription receivable	37,988	44,677
Retained earnings	41,812	75,192
Accumulated other comprehensive income/(loss)	21,650	(289)

Total shareholders' equity	101,480	119,610

TOTAL LIABILITIES AND EQUITY	$102,460	$120,526

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
(U.S. dollars in thousands)

	For the years ended December 31,
	2014	2015	2016

Operating expenses	$(2,554)	$(702)	$(1,241)
Interest income	4	-	-
Equity in earnings of subsidiaries and VIEs	23,528	2,535	46,864

Net income before provision for income taxes	20,978	1,833	45,623

Provision for income taxes	(88)	(305)	(205)

Net income attributable to ordinary shareholders	20,890	1,528	45,418
Other comprehensive loss, after reclassification, net of tax
Foreign currency translation adjustment	(3,431)	(3,859)	(21,939)

Comprehensive income/(loss) attributable to ordinary shareholders	$17,459	$(2,331)	$23,479

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(U.S. dollars in thousands)

	For the years ended December 31,
	2014	2015	2016

Net cash provided by/(used in) operating activities	$27,294	$(1,631)	$11,050

Net cash provided by investing activities	-	-	-

Net cash (used in)/provided by financing activities	(28,966)	700	(11,985)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,672)	(931)	(935)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	4,154	2,482	1,551

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$2,482	$1,551	$616

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

4.
As of December 31, 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

5.	$30,000, nil and $13,481 of cash dividends were paid to the Company by its subsidiary in the years ended December 31, 2014, 2015 and 2016, respectively.